Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000007825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000007825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007825 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000007825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000007825 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007825 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007825 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007825 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007826 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000007826 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007826 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007826 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007826 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000007826 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007826 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007826 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000007826 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007826 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007826 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007826 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007828 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000007828 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007828 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007828 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007828 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007828 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007828 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007828 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007828 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007828 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007828 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007828 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000007828 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007829 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000007829 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007829 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007829 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007829 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007829 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007829 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007829 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007829 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007829 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007829 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007829 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000007829 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257083 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000257083 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000257084 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000257084 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)